Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Mar. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [Line Items]
Dividend from sale of LSEG shares		$ 0	$ 0	$ 994	$ 0
Dividends received from YPL		$ 0	$ 0	994	$ 0
YPL (formerly RHL) [member]
Disclosure of transactions between related parties [Line Items]
Dividend from sale of LSEG shares	$ 994			51
Dividends received from YPL	$ 994			$ 51
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares				66.00%